Submission	Aug. 20, 2024
Submission [Line Items]
Central Index Key	0001326160
Registrant Name	Duke Energy CORP
Registration File Number	333-267583
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES